RELATED PARTIES	12 Months Ended
Dec. 31, 2021
Related Party [Abstract]
RELATED PARTIES	RELATED PARTIES
Pembina enters into transactions with related parties in the normal course of business and on terms equivalent to those that prevail in arm's length transactions, unless otherwise noted. Pembina contracts capacity from its equity accounted investees, advances funds to support operations, provides letters of credit, including financial guarantees, and provides services, on a cost recovery basis, to investments in equity accounted investees. A summary of the significant related party transactions are as follows:
Equity Accounted Investees

($ millions)	2021	2020
For the years ended December 31:
Services provided	162	136
Services received	31	14
Interest income	15	14
As at December 31:
Advances to related parties(1)	8	13
Trade receivables and other	7	7
Trade payables and accrued liabilities	27	18
(1)    During the year ended December 31, 2021, Fort Corp. repaid advances of $5 million (2020: $5 million). During the year ended December 31, 2021, Pembina advanced U.S. $10 million (2020: U.S. $24 million) to Ruby and recognized an impairment of U.S. $10 million (2020: U.S. $110 million) on its advances to Ruby (Note 10).
Key Management Personnel and Director Compensation
Key management consists of Pembina's directors and certain key officers.
Compensation
In addition to short-term employee benefits, including salaries, director fees and short-term incentives, Pembina also provides key management personnel with share-based compensation, contributes to post employment pension plans and provides car allowances, parking and business club memberships.
Key management personnel compensation comprised:

For the years ended December 31
($ millions)	2021	2020
Short-term employee benefits	9	8
Share-based compensation and other(1)	53	3
Total compensation of key management	62	11
(1)    Includes termination benefits.
Transactions
Key management personnel and directors of Pembina control less than one percent of the voting common shares of Pembina (consistent with the prior year). Certain directors and key management personnel also hold Pembina preferred shares. Dividend payments received for the common and preferred shares held are commensurate with other non-related holders of those instruments.
Certain officers are subject to employment agreements in the event of termination without just cause or change of control.
Post-Employment Benefit Plans
Pembina has significant influence over the pension plans for the benefit of their respective employees. No balance payable is outstanding at December 31, 2021 (December 31, 2020: nil).

($ millions)		Transaction Value Years Ended December 31
Post-employment benefit plan	Transaction	2021	2020
Defined benefit plan	Funding	23	23